Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended		22 Months Ended		23 Months Ended	28 Months Ended	34 Months Ended		35 Months Ended	40 Months Ended	46 Months Ended		47 Months Ended	52 Months Ended	58 Months Ended		59 Months Ended	64 Months Ended	70 Months Ended		71 Months Ended	76 Months Ended	82 Months Ended	83 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	100 Months Ended	107 Months Ended
	Dec. 10, 2024	Mar. 05, 2024	Sep. 25, 2019	Sep. 29, 2017	Mar. 31, 2017	Sep. 14, 2016	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	May 31, 2024	Mar. 31, 2025	Jul. 31, 2017	Apr. 30, 2025	Jul. 31, 2024	May 31, 2025	Jun. 30, 2025	Sep. 30, 2024	Jul. 31, 2025	Nov. 30, 2024	Jul. 31, 2020	Jul. 31, 2018	Jan. 31, 2025	Jul. 31, 2017	Jul. 31, 2025	Mar. 31, 2025	May 31, 2025	Jul. 31, 2018	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
C000180107 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value					$ 10,000							$ 10,110															$ 10,073						$ 10,614				$ 11,244				$ 11,360				$ 10,769				$ 10,760			$ 11,368			$ 11,884
C000255190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value	$ 10,000						$ 10,042	$ 10,114	$ 10,145		$ 10,137		$ 10,141		$ 10,282	$ 10,329		$ 10,392
C000248461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value		$ 10,000								$ 9,984				$ 10,300			$ 10,604		$ 10,492			$ 10,388			$ 10,568	$ 10,533			$ 10,699
C000248464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value		10,000								10,525				10,834			11,348		11,804			11,776			10,666	11,142			12,157
C000248462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value		10,000								10,209				10,405			10,713		10,707			10,804			10,880	11,005			11,287
C000193700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value				$ 10,000																	$ 9,863										$ 10,640				$ 11,745				$ 11,543				$ 10,477				$ 10,113			$ 10,622			$ 10,962
C000209930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value			$ 10,000																	$ 10,179										$ 10,822				$ 9,909				$ 10,154				$ 11,213				$ 12,149
C000173018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value						$ 10,000																	$ 10,074									$ 9,974				$ 10,775				$ 11,865				$ 11,769				$ 10,533			$ 10,269			$ 10,931		$ 11,373
C000248463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NAV
Accumulated Value		10,000								10,119				10,222			10,331		10,404			10,490			10,568	10,645			10,728
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000		9,829	9,881	10,098	9,932	10,102	10,188	10,142	10,260	10,069	10,224	10,547	10,197	10,394	10,832	9,879	10,279			10,509	10,474	10,107	$ 10,607	10,607	10,756	10,677		10,923	9,775	11,758		12,029	9,446	11,675		11,945	9,928	10,611		10,856	10,264	10,254		10,490	10,777		11,025	11,141		11,398
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500® Index
Accumulated Value		10,000								10,426				10,931			11,436		11,997			12,037			11,211	11,836			12,717
ICE BofA U S Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA U.S. Broad Market Index
Accumulated Value						10,000																	10,014									9,937				10,759				11,860				11,762				10,682			10,317			10,852		11,221
NUSA Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NUSA Custom Index
Accumulated Value					10,000							10,129															10,102						10,698				11,322				11,496				10,907				10,905			11,543			12,092
Bloomberg 1 5 Year U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg 1‑5 Year U.S. Aggregate Bond Index
Accumulated Value					$ 10,000							$ 10,091															$ 10,039						$ 10,573				$ 11,164				$ 11,185				$ 10,662				$ 10,606			$ 11,232			$ 11,770
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P UBS Leveraged Loan Index
Accumulated Value	10,000						10,027	10,099	10,115		10,089		10,082		10,242	10,324		10,409
JP Morgan CLO A Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								JP Morgan CLO A Index
Accumulated Value	$ 10,000						$ 10,039	$ 10,104	$ 10,138		$ 10,156		$ 10,163		$ 10,302	$ 10,359		$ 10,414
Bloomberg MSCI U S Aggregate ESG Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg MSCI U.S. Aggregate ESG Select Index
Accumulated Value				$ 10,000																	$ 9,881										$ 10,676				$ 11,774				$ 11,662				$ 10,620				$ 10,257			$ 10,779			$ 11,144
NPFI Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								NPFI Blended Benchmark
NPFI Custom Index [Member]
Account Value [Line Items]
Accumulated Value		10,000								10,231				10,461			10,827		10,839			10,942			11,024	11,138			11,429
ICE US Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE US Institutional Capital Securities Index
Accumulated Value		10,000								10,194				10,413			10,783		10,821			10,866			10,948	11,036			11,292
ICE BofA U S 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA U.S. 3‑Month Treasury Bill Index
Accumulated Value		$ 10,000								$ 10,129				$ 10,216			$ 10,309		$ 10,388			$ 10,468			$ 10,536	$ 10,611			$ 10,683
ICE BofA Enhanced Yield U S Broad Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA Enhanced Yield U.S. Broad Bond Index
Accumulated Value						$ 10,000																	$ 10,108									$ 10,050				$ 10,956				$ 11,986				$ 11,984				$ 10,772			$ 10,528			$ 11,247		$ 11,720
Bloomberg MSCI U S High Yield Very Liquid ESG Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index
Accumulated Value			10,000																	10,198										10,895				10,009				10,295				11,418				12,385
Bloomberg U S High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. High Yield Very Liquid Index
Accumulated Value			$ 10,000																	$ 10,285										$ 11,215				$ 10,308				$ 10,691				$ 11,874				$ 12,862